General and Administration	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
General And Administration
19.	GENERAL AND ADMINISTRATION
General and administration for the Company consists of the following components by nature:

	2019	2018
Salaries and benefits	$6,904	$5,547
Share-based compensation	5,017	5,649
Professional fees	3,672	2,390
Office and other expenses	3,899	2,798
Amortization	484	77

Total general and administration	$19,976	$16,461